Share Capital	12 Months Ended
Jun. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital	Share capital
Accounting policy
Ordinary shares are classified as equity, incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

The cost of treasury shares is eliminated against the share capital balance.

Authorised
1 200 000 000 (2021: 1 200 000 000) ordinary shares with no par value.
4 400 000 (2021: 4 400 000) convertible preference shares with no par value.

Issued
616 525 702 (2021: 616 052 197) ordinary shares with no par value. All issued shares are fully paid.
4 400 000 (2021: 4 400 000) convertible preference shares with no par value.

Share issues
Share issues relating to employee share options
An additional 473 505 (2021: 12 909 491) shares were issued to settle the exercise of share options by employees relating to Harmony's management share option schemes. Note 36 sets out the details in respect of the share option schemes.

Treasury shares
Included in the total of issued shares are the following treasury shares:

Number of shares	2022	2021
Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust2 4	—	5 894 081
Convertible preference shares
Harmony Gold Community Trust[3]	4 400 000	4 400 000
1    A wholly-owned subsidiary.
[2]    Trust controlled by the group.
[3]    The issue of the convertible preference shares did not impact the group's consolidated financial statements as the Harmony Gold Community Trust is controlled by the group.
4    On 15 January 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares are no longer classified as treasury shares.